Submission	Oct. 01, 2024
Submission [Line Items]
Central Index Key	0001408100
Registrant Name	Kennedy-Wilson Holdings, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES